Share Capital and Reserves - Authorized, issued and outstanding (Details) $ in Millions	Aug. 13, 2024 USD ($) shares	Sep. 12, 2025 shares	Aug. 13, 2024 $ / shares	Jun. 05, 2024 $ / shares
Share Capital and Reserves
Share consolidation ratio		0.0020
Number of pre-consolidation common shares		466,836,693
Number of post-consolidation common shares		93,367,340
B2Gold Portfolio
Share Capital and Reserves
Shares issued for private placement (Number of shares)	2,556,562
Share price | $ / shares			$ 4	$ 4
Gross cash proceeds | $	$ 7.5